Goodwill and Intangible Assets - Schedule of Company's Intangible Assets Excluding Goodwill (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Definite-lived intangible assets
Gross Carrying Amount	$ 33,035
Accumulated Amortization	(13,712)
Software [Member]
Definite-lived intangible assets
Gross Carrying Amount	1,509
Accumulated Amortization	(1,280)
Acquired customer relationships [Member]
Definite-lived intangible assets
Gross Carrying Amount	27,402
Accumulated Amortization	(12,432)
Trade names [Member]
Indefinite-lived intangible assets
Trade names	$ 4,124